Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information

The following table presents the segment information for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the Year Ended December 31, 2024
	China	United States and others	Total
Revenue	$16,142,693	$2,084,844	$18,227,537
Less:
Cost of revenue	8,961,237	2,071,982	11,033,219
Selling expenses	3,929,035	828,244	4,757,279
General and administrative expenses	905,811	2,060,848	2,966,659
Income (loss) from operations	2,346,610	(2,876,230)	(529,620)
Other income (expense)
Interest (expense) income, net	(134,517)	83,589	(50,928)
Other income, net	9,445	678,047	687,492
Interest income from long term debt investment	-	723,945	723,945
Profit (loss) before income tax expense	2,221,538	(1,390,649)	830,889
Income tax expense	(74,604)	-	(74,604)
Net income (loss)	$2,146,934	$(1,390,649)	$756,285
Depreciation	$465,689	$358,180	$823,869
Capital expenditures	$578,126	$5,187	$583,313

	For the Year Ended December 31, 2023
	China	United States and others	Total
Revenue	$14,314,156	$2,938,506	$17,252,662
Less:
Cost of revenue	7,196,311	1,909,026	9,105,337
Selling expenses	4,089,650	793,308	4,882,958
General and administrative expenses	1,066,993	2,807,875	3,874,868
Income (loss) from operations	1,961,202	(2,571,703)	(610,501)
Other income (expense)
Interest (expense) income, net	(31,395)	66,900	35,505
Other (expense) income, net	(93,636)	287,061	193,425
Interest income from long term debt investment	-	534,575	534,575
Profit (loss) before income tax expense	1,836,171	(1,683,167)	153,004
Income tax expense	(119,416)	-	(119,416)
Net income (loss)	$1,716,755	$(1,683,167)	$33,588
Depreciation	$455,144	$376,676	$831,820
Capital expenditures	$686,885	$1,427,079	$2,113,964
	For the Year Ended December 31, 2022
	China	United States and others	Total
Revenue	$9,491,208	$3,780,867	$13,272,075
Less:
Cost of revenue	5,080,616	2,088,788	7,169,404
Selling expenses	2,754,399	943,510	3,697,909
General and administrative expenses	686,078	3,156,709	3,842,787
Income (loss) from operations	970,115	(2,408,140)	(1,438,025)
Other income (expense)
Interest expense, net	(35,457)	-	(35,457)
Other (expense) income, net	(790)	195,614	194,824
Profit (loss) before income tax expense	933,868	(2,212,526)	(1,278,658)
Provision for income tax	(9,547)	-	(9,547)
Net income (loss)	$924,321	$(2,212,526)	$(1,288,205)
Depreciation	$385,736	$315,725	$701,461
Capital expenditures	$671,965	$188,069	$860,034

Schedule of Total Assets and Liabilities
	December 31, 2024	December 31, 2023
Total assets:
China	$22,487,303	$12,954,728
United States	19,288,531	25,479,568
Total assets	$41,775,834	$38,434,296

Total liabilities:
China	$17,366,824	$14,860,078
United States	5,983,564	11,559,862
Total liabilities	$23,350,388	$26,419,940